CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details) - Tri-Bridge Note #1 [Member] - Convertible Promissory Note [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Amount Converted | $	$ 25,000
Converion Price Per Share | $ / shares	$ 0.001
Number Shares | shares	24,999,188